Property, vessels and equipment, Cost model (Details) $ in Thousands	Dec. 31, 2019 MXN ($) Vessel	Dec. 31, 2018 MXN ($) Vessel
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 971,777	$ 1,267,963
Revaluation surplus, before taxes	1,140,744	899,863
Vessels [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 108,414	$ 400,098
Vessels [Member] | Various Bank Loans [Member]
Guarantees [Abstract]
Number of vessels pledged as security | Vessel	3	2
Lands [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 715,616	$ 715,616
Revaluation surplus, before taxes	310,883
Properties [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	147,747	$ 152,249
Revaluation surplus, before taxes	$ 66,518